BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Schedule of financial assets and liabilities by measurement categories (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 133.9	$ 127.5
Financial liabilities	788.8	671.1
Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.0	0.0
Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	791.9	790.8
Amortized cost | Non-current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	574.9	439.0
Amortized cost | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4.9	13.6
Amortized cost | Current other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	259.5	136.5
Amortized cost | Revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	93.9
Amortized cost | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	147.7	116.9
Amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	564.5	549.0
Amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	788.8	671.1
Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.8	0.6
Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1.8	1.2
Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	63.3	14.3
Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.0
Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.9	8.0
Fair value | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	834.5	809.0
Fair value | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.8	0.6
Fair value | Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1.8	1.2
Fair value | Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	63.3	14.3
Fair value | Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.0
Fair value | Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.9	8.0
Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	23.6	46.7
Financial liabilities	903.3	833.1
Fair value | Level 2 | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	834.5	809.0
Fair value | Level 2 | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.8	0.6
Fair value | Level 2 | Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1.8	1.2
Fair value | Level 2 | Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	63.3	14.3
Fair value | Level 2 | Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0
Fair value | Level 2 | Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.9	8.0
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	55.0	60.0
Financial liabilities	20.0	0.0
Fair value | Level 3 | Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.0
Amortized cost | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	52.1	43.0
Amortized cost | Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	4.2
Amortized cost | Promissory notes | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	4.2
Amortized cost | Promissory notes | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	4.2
Amortized cost | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	844.4	630.7
Amortized cost | Other non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	133.9	127.5
Amortized cost | Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.3	7.0
Amortized cost | Promissory notes | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.3	7.0
Amortized cost | Promissory notes | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.3	7.0
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	353.3	345.4
Fair value through OCI | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	14.5	12.6
Fair value through OCI | Other non-current financial assets | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	14.5	12.6
Fair value through OCI | Other non-current financial assets | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	14.5	12.6
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.6	2.2
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.6	2.2
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.6	2.2
Fair value through OCI | Available for sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	36.2	36.2
Fair value through OCI | Available for sale factoring receivables | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	36.2	36.2
Fair value through OCI | Available for sale factoring receivables | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	36.2	36.2
Fair value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	13.0	38.9
Fair value through OCI | Derivative financial instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	13.0	38.9
Fair value through OCI | Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	13.0	38.9
Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	10.0	5.6
Fair value through profit or loss | Derivative financial instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	10.0	5.6
Fair value through profit or loss | Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 10.0	$ 5.6